Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management objectives and policies
Schedule of credit quality and the maximum exposure to credit risk and year-end staging classification

As at 31 December 2019	12‑month	Life-time
(Successor)	ECLs	ECLs	Total
	Stage 1	Simplified approach
Trade receivables*	—	280,250	280,250
Amounts due from related parties
-Normal**	66,923	—	66,923
Financial assets included in prepayments and other current assets
-Normal**	10,019	—	10,019
Restricted cash
-Not yet past due	377,065	—	377,065
Cash and cash equivalents
-Not yet past due	1,353,300	—	1,353,300

	1,807,307	280,250	2,087,557

As at 31 December 2018	12‑month	Life-time
(Predecessor)	ECLs	ECLs	Total
	Stage 1	Simplified approach
Trade receivables*	—	256,423	256,423
Amounts due from related parties
-Normal**	32,670	—	32,670
Financial assets included in prepayments and other current assets
-Normal**	5,888	—	5,888
Restricted cash
-Not yet past due	26,622	—	26,622
Cash and cash equivalents
-Not yet past due	596,613	—	596,613

	661,793	256,423	918,216

*     For trade receivables to which the Group applies the simplified approach for impairment, information based on the provision matrix is disclosed in Note 15 to the financial statements, respectively.

**   The credit quality of amounts due from related parties and the financial assets included in prepayments and other assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of maturity profile of the Group's financial liabilities

		Within	In the second	In the third to	Over
Successor (NFH)	On demand	one year	year	fifth year	five years
Year ended 31 December 2019
Interest-bearing loans and borrowings	—	550,056	143,023	865,053	1,712,493
Lease liabilities	—	193,041	177,846	516,066	1,868,076
Trade payables	99,082	—	—	—	—
Financial liabilities included in accrued expenses and other current liabilities
liabilities	542,618	—	—	—	—

Amounts due to related parties	4,045	—	—	—	—

		Within	In the second	In the third to	Over
Predecessor (HHH)	On demand	one year	year	fifth year	five years
Year ended 31 December 2018
Interest-bearing loans and borrowings	—	40,463	74,398	262,333	159,068
Trade payables	76,107	—	—	—	—
Financial liabilities included in accrued
expenses and other current liabilities	616,526	—	—	—	—
Amounts due to related parties	2,541	—	—	—	—

Schedule of gearing ratios

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Total debt (Note 18)	2,461,258	407,592
Equity	8,171,180	3,308,032

Total capital	10,632,438	3,715,624

Gearing ratio	23.1%	11.0%